Employee benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ 2	$ 5	$ 2
Defined pension benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	9,337	8,914
Service cost	242	210	154
Interest cost	402	389	432
Contributions by plan participants	76	58
Benefit payments	(549)	(571)
Benefit obligations of businesses disposed and acquired	20
Actuarial (gain) loss	472	168
Plan amendments and other	5	16
Exchange rate differences	(188)	153
Benefit obligation at December 31	9,817	9,337	8,914
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	9,010	8,149
Actual return on plan assets	155	636
Contributions by employer	305	567
Contributions by plan participants	76	58
Benefit payments	(549)	(571)
Plan assets of businesses disposed and acquired	18
Plan amendments and other	(6)	(12)
Exchange rate differences	(142)	183
Fair value of plan assets at December 31	8,867	9,010	8,149
Funded status-underfunded	950	327
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	(1,826)	(1,135)	(1,313)
Prior service cost	(34)	(43)	(40)
Amount recognized in OCI and NCI	(1,860)	(1,178)	(1,353)
Taxes associated with amount recognized in OCI and NCI	415	270	301
Total amount recognized in OCI and NCI, net of tax	(1,445)	(908)	(1,052)
Other postretirement benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	214	219
Service cost	2	2	2
Interest cost	12	12	13
Benefit payments	(16)	(13)
Benefit obligations of businesses disposed and acquired	39
Actuarial (gain) loss	9	(6)
Plan amendments and other		(1)
Exchange rate differences		1
Benefit obligation at December 31	260	214	219
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	16	13
Benefit payments	(16)	(13)
Funded status-underfunded	260	214
Amounts recognized in accumulated other comprehensive loss
Transition liability		(1)	(2)
Net actuarial loss	(71)	(65)	(77)
Prior service cost	42	51	61
Amount recognized in OCI and NCI	(29)	(15)	(18)
Total amount recognized in OCI and NCI, net of tax	$ (29)	$ (15)	$ (18)